Borrowings - Outstanding Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Maximum outstanding at any month end	$ 29,160	$ 33,100
Short-term borrowings, Ending Balance	19,856	29,573
Weighted Average Interest Rate	1.25%	1.01%
Short-term borrowings, Average Balance	24,831	31,413
Weighted Average Interest Rate, Average Balance	1.19%	1.06%
Brokered Deposits [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	979	1,733
Weighted Average Interest Rate	3.24%	2.80%
Short-term borrowings, Average Balance	1,077	1,489
Weighted Average Interest Rate, Average Balance	3.10%	3.17%
Retail and Other Deposits [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	3,247	2,123
Weighted Average Interest Rate	0.84%	1.00%
Short-term borrowings, Average Balance	2,460	1,684
Weighted Average Interest Rate, Average Balance	0.85%	1.11%
FHLB-DM Facility [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	2,100	1,210
Weighted Average Interest Rate	0.33%	0.24%
Short-term borrowings, Average Balance	1,481	893
Weighted Average Interest Rate, Average Balance	0.34%	0.25%
ED Conduit Program [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	9,551	21,313
Weighted Average Interest Rate	0.81%	0.67%
Short-term borrowings, Average Balance	16,118	22,869
Weighted Average Interest Rate, Average Balance	0.82%	0.75%
FFELP ABCP Facility [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance
Weighted Average Interest Rate
Short-term borrowings, Average Balance	7	221
Weighted Average Interest Rate, Average Balance	0.95%	1.01%
Senior Unsecured Debt [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	2,369	1,865
Weighted Average Interest Rate	4.24%	4.37%
Short-term borrowings, Average Balance	2,214	3,070
Weighted Average Interest Rate, Average Balance	4.49%	2.97%
Other Interest Bearing Liabilities [Member]
Short-term Debt [Line Items]
Short-term borrowings, Ending Balance	1,610	1,329
Weighted Average Interest Rate	0.31%	0.04%
Short-term borrowings, Average Balance	$ 1,474	$ 1,187
Weighted Average Interest Rate, Average Balance	0.21%	0.10%